NOTE 7 - CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
NOTE 7 - CONVERTIBLE NOTES PAYABLE

NOTE 7 - CONVERTIBLE NOTES PAYABLE

In January 2021 the Company commenced an offering for a convertible promissory note. The offering closed June 30, 2021. Funds raised during the six months ended June 30, 2021 was $2,112,150, less an original issuance discount of $104,572, resulting in net proceeds of $2,007,578. The notes mature after eighteen (18) months from issue or on the following events:

Voluntary Conversion. Investor may, at his/her/its sole option, at any time after nine (9) months, convert all or any portion of the accrued interest and unpaid principal balance of this Note into fully paid and non-assessable shares of common stock of the Company at the conversion price of $1.15 per share.

Mandatory Conversion. Upon sixty (60) days from the date the Company files a Form 10 registration statement with the Securities and Exchange Commission (the “SEC”), all of the accrued interest and unpaid principal balance of this Note shall automatically convert into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.

Interest at the rate equal to 2% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days will be due on all outstanding notes.

Interest accrual and debt discount amortization commenced July 1, 2021 upon the closing of the convertible promissory note offering.

In November 2021 the Company commenced an offering for a convertible promissory note. The offering closed November 30, 2021. Funds raised as of November 30, 2021 totaled $175,630. The notes mature after eighteen (18) months from issue or on the following events:

Voluntary Conversion. Investor may, at his/her/its sole option, at any time after nine (9) months, convert all or any portion of the accrued interest and unpaid principal balance of this Note into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.

Mandatory Conversion. Upon sixty (60) days from the date the Company files a Form 10 registration statement with the Securities and Exchange Commission (the “SEC”), all of the accrued interest and unpaid principal balance of this Note shall automatically convert into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.

Interest at the rate equal to 2% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days will be due on all outstanding notes.

Interest accrual commenced December 1, 2021 upon the closing of the convertible promissory note offering.

At June 30, 2022 and December 31, 2021, convertible notes consisted of the following

	June 30,	December 31,
	2022	2021
Promissory notes - issued in fiscal year 2021	$2,287,780	$2,287,780

Total convertible notes payable	2,287,780	2,287,780

Less: unamortized debt discount	(34,856)	(69,714)

Less: current portion of convertible notes	—	—
Long-term convertible notes	$2,252,924	$2,218,066

During the six months ended June 30, 2022 and 2021, the Company recorded $22,874 and $0 interest expense and recognized $34,856 and $0 amortization of discount. Interest paid in the six months ended June 30, 2022 and 2021 was $0 and 6,255.

NOTE 7 - CONVERTIBLE NOTES PAYABLE

In January 2021 the Company commenced an offering for a convertible promissory note. The offering closed June 30, 2021. Funds raised as of June 30, 2021 was $2,112,150, less an original issuance discount of $104,572. The notes mature after eighteen (18) months from issue or on the following events:

Voluntary Conversion. Investor may, at his/her/its sole option, at any time after nine (9) months, convert all or any portion of the accrued interest and unpaid principal balance of this Note into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.

Mandatory Conversion. Upon sixty (60) days from the date the Company files a Form 10 registration statement with the Securities and Exchange Commission (the “SEC”), all of the accrued interest and unpaid principal balance of this Note shall automatically convert into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.

Interest at the rate equal to 2% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days will be due on all outstanding notes.

Interest accrual and debt discount amortization commenced July 1, 2021 upon the closing of the convertible promissory note offering.

In November 2021 the Company commenced an offering for a convertible promissory note. The offering closed November 30, 2021. Funds raised as of November 30, 2021 was $175,630. The notes mature after eighteen (18) months from issue or on the following events:

Voluntary Conversion. Investor may, at his/her/its sole option, at any time after nine (9) months, convert all or any portion of the accrued interest and unpaid principal balance of this Note into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.

Mandatory Conversion. Upon sixty (60) days from the date the Company files a Form 10 registration statement with the Securities and Exchange Commission (the “SEC”), all of the accrued interest and unpaid principal balance of this Note shall automatically convert into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.

Interest at the rate equal to 2% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days will be due on all outstanding notes.

Interest accrual commenced December 1, 2021 upon the closing of the convertible promissory note offering.

At December 31, 2021 and 2020, convertible notes consisted of the following

	December 31,	December 31,
	2021	2020
Promissory notes - issued in fiscal year 2019	$—	$25,000
Promissory notes - issued in fiscal year 2021	2,287,780	—
Total convertible notes payable	2,287,780	25,000

Less: unamortized debt discount	(69,714)	—
Less: notes converted in year to common stock	—	(25,000)

Less: current portion of convertible notes	—	—
Long-term convertible notes	$2,218,066	$—

During the year ended December 31, 2021 and 2020, the Company recorded $21,413 and $39,845 interest expense and recognized $34,858 and $0 amortization of discount.

During the year ended December 31, 2021, the Company converted the 2019 note of $25,000 to 2,500,000 shares of common stock.